Advances to and Investments in Unconsolidated Affiliates Investment in Affiliates (Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances to and investments in unconsolidated affiliates	$ 3,462	$ 3,659	$ 4,014
RIGS Haynesville Partnership Co. [Member]
Advances to and investments in unconsolidated affiliates	402	422
Other Affiliates [Member]
Advances to and investments in unconsolidated affiliates	466	495
Citrus [Member]
Advances to and investments in unconsolidated affiliates	1,739	1,823
AmeriGas [Member]
Advances to and investments in unconsolidated affiliates	80	94
FEP [Member]
Advances to and investments in unconsolidated affiliates	115	130
MEP [Member]
Advances to and investments in unconsolidated affiliates	$ 660	$ 695